Revenues (Tables)	6 Months Ended
Jun. 30, 2026
Revenue Recognition [Abstract]
Schedule of disaggregation of revenues
The following table presents the Company’s revenues disaggregated by geographical region (based on the Company's customers' location) and revenue type for the three and six months ended June 30, 2026 and 2025:

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
	(U.S. $ in thousands)		(U.S. $ in thousands)
Americas*
Systems	$16,738	$18,307	$31,087	$34,848
Consumables	34,334	32,947	65,559	67,128
Services	33,275	32,413	65,867	63,119
Total Americas	84,347	83,667	162,513	165,095

EMEA
Systems	6,524	9,312	17,788	19,334
Consumables	21,390	20,726	41,472	39,786
Services	7,494	7,268	14,996	14,881
Total EMEA	35,408	37,306	74,256	74,001

Asia Pacific
Systems	3,135	2,971	6,308	7,580
Consumables	10,617	10,528	19,278	19,910
Services	4,099	3,614	7,948	7,546
Total Asia Pacific	17,851	17,113	33,534	35,036

Total Revenues	$137,606	$138,086	$270,303	$274,132